REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Revenue From Contracts With Customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers

	2023					2022
For the years ended December 31	Pipelines	Facilities	Marketing & New Ventures		Total	Pipelines	Facilities	Marketing & New Ventures		Total
($ millions)				Corporate					Corporate
Take-or-pay(1)	1,816	273	—	—	2,089	1,741	622	—	—	2,363
Fee-for-service(1)	490	120	62	—	672	458	137	—	—	595
Product sales(2)	—	—	6,025	—	6,025	—	—	8,471	—	8,471
Revenue from contracts with customers	2,306	393	6,087	—	8,786	2,199	759	8,471	—	11,429
Operational finance lease income	24	4	—	—	28	26	3	—	—	29
Fixed operating lease income	185	35	—	—	220	117	36	—	—	153
Variable lease income	16	—	—	—	16	—	—	—	—	—
Shared service revenue(3) and other	11	17	—	47	75	—	—	—	—	—
Total external revenue	2,542	449	6,087	47	9,125	2,342	798	8,471	—	11,611
(1)    Revenue recognized over time.
(2)    Revenue recognized at a point in time.
(3)    Includes $63 million of fixed fee income (2022: nil) related to shared service agreements with joint ventures following the PGI Transaction.

Disclosure of significant changes in contract assets and contract liabilities
Significant changes in the contract liabilities balances during the period are as follows:

	2023			2022
For the years ended December 31 ($ millions)	Take-or-Pay	Other Contract Liabilities	Total Contract Liabilities	Take-or-Pay	Other Contract Liabilities	Total Contract Liabilities
Opening balance	3	191	194	3	288	291
Additions (net in the period)	(2)	21	19	2	57	59
Disposition	—	—	—	(2)	(90)	(92)
Revenue recognized from contract liabilities(1)	—	(54)	(54)	—	(64)	(64)
Closing balance	1	158	159	3	191	194
Less current portion(2)	(1)	(32)	(33)	(3)	(53)	(56)
Ending balance	—	126	126	—	138	138
(1)    Recognition of revenue related to performance obligations satisfied in the current period that were included in the opening balance of contract liabilities.
(2)    As at December 31, 2023, the balance includes $1 million of cash collected under take-or-pay contracts which will be recognized within one year as the customer chooses to ship, process, or otherwise forego the associated service.